Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Property, plant and equipment, at cost	$ 4,648,128	$ 4,322,260
Less: accumulated depreciation	1,035,202	964,903
Net property, plant and equipment	3,612,926	3,357,357
Current assets:
Cash and cash equivalents	8,204	5,934
Accounts receivable and unbilled revenues, net	81,056	78,170
Income tax receivable		33,600
Deferred income taxes	37,758
Inventory, materials and supplies	11,186	9,912
Prepayments and other current assets	10,011	10,403
Assets of discontinued operations held for sale	172,238	163,499
Total current assets	320,453	301,518
Regulatory assets	242,292	187,977
Deferred charges and other assets, net	56,900	62,610
Funds restricted for construction activity	88,905	135,086
Goodwill	26,944	27,918
Total assets	4,348,420	4,072,466
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 139,525,580 and 138,449,039 in 2011 and 2010	69,762	69,223
Capital in excess of par value	686,106	664,369
Retained earnings	508,334	452,470
Treasury stock, at cost, 710,482 and 673,472 shares in 2011 and 2010	(13,145)	(12,307)
Accumulated other comprehensive income	256	499
Total Aqua America stockholders' equity	1,251,313	1,174,254
Noncontrolling interest	504	572
Total Equity	1,251,817	1,174,826
Long-term debt, excluding current portion	1,395,457	1,491,370
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	80,429	28,087
Loans payable	107,771	89,668
Accounts payable	68,299	44,051
Accrued interest	14,564	15,550
Accrued taxes	16,209	18,283
Other accrued liabilities	23,522	24,037
Liabilities of discontinued operations held for sale	114,879	103,599
Total current liabilities	425,673	323,275
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	601,764	456,298
Customers' advances for construction	66,198	65,250
Regulatory liabilities	41,344	33,431
Other	122,038	93,565
Total deferred credits and other liabilities	831,344	648,544
Contributions in aid of construction	444,129	434,451
Total liabilities and stockholders' equity	$ 4,348,420	$ 4,072,466